Revenue - Additional Information (Detail) - INR (₨) ₨ in Millions		12 Months Ended
	Apr. 01, 2018	Mar. 31, 2020	Mar. 31, 2019
Text block [abstract]
Unearned revenue		₨ 21,193	₨ 14,570
Unbilled revenue recognized On contract assets	₨ 17,469	13,068	13,558
Transaction price allocated to remaining performance obligations		₨ 360,033	₨ 373,879
Percentage of transaction price allocated to remaining performance obligation as revenues		62.00%	59.00%
Explanation of when entity expects to recognise transaction price allocated to remaining performance obligations as revenue		approximately 62% is expected to be recognized as revenues within two years, and the remainder thereafter.	approximately 59% is expected to be recognized as revenues within two years, and the remainder thereafter.